VIE Structure and Arrangements (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Current assets:
Cash		$ 7,205,096	$ 3,761,814		$ 3,768,897
Accounts receivable, net		26,962,085	9,522,151	[1]
Prepaid expenses		2,202,728	375,944	[1]
Other current assets		2,256,727	3,581,822	[1]
Total current assets		55,801,238	19,319,577	[1]
Property and equipment, net		113,993	4,963,725	[1]
Intangible assets, net		148,874	453,242	[1]
Long-term investments		6,975,511	6,654,664	[1]
Other non-current assets	[1]		112,643
Total assets		63,039,616	55,746,290	[1]
Current liabilities:
Accounts payable		26,829,593	13,341,680	[1]
Deferred revenue		222,350	1,350,054	[1]
Accrued expenses		174,177	708,987
Other current liabilities		625,942	934,480	[1]
Accrued license content fees	[1]		1,236,661
Total current liabilities		31,655,009	24,015,354	[1]
Total liabilities		31,655,009	24,015,354	[1]
VIE
Current assets:
Cash		3,898	1,519,125
Accounts receivable, net			1,260,529
Prepaid expenses		3,604	30,455
Other current assets		1,537	191,427
Intercompany receivables due from the Company's subsidiaries	[2]	2,494,505	150,725
Total current assets		2,503,544	3,152,261
Property and equipment, net			196,677
Intangible assets, net			2,570
Long-term investments		3,719,467	3,654,664
Other non-current assets			442,782
Total assets		6,223,011	7,448,954
Current liabilities:
Accounts payable			5,817
Deferred revenue			824,563
Accrued expenses			268,074
Other current liabilities		41	394,314
Accrued license content fees			1,236,661
Intercompany payables due to the Company's subsidiaries	[2]	3,601,454	14,752,338
Total current liabilities		3,601,495	17,481,767
Total liabilities		$ 3,601,495	$ 17,481,767

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	Intercompany receivables and payables are eliminated upon consolidation. The intercompany financing activities include the capital injection of $0.2 million to SSF in 2017.